5. LOANS, NET	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
LOANS, NET

The following lists the components of loans, net:

	December 31,	December 31,
	2018	2017
	RMB	RMB
Loans to CeraVest borrowers	1,981,706	1,090,497
Loans to other borrowers	332,678	788,639
Less: Provision for credit losses	(53,402)	(28,135)

Loans, net	2,260,982	1,851,001

Credit quality of Loans to CeraVest borrowers

December 31, 2018	Current	1-90 days past due	> 90 days past due	Total
	RMB	RMB	RMB	RMB

Loans to CeraVest borrowers	1,673,861	153,807	154,038	1,981,706
Less: Provision for credit losses of CeraVest borrowers	(125)	(257)	(7,814)	(8,196)
Loans to CeraVest borrowers, net	1,673,736	153,550	146,224	1,973,510

December 31, 2017	Then-Current	1-90 days past due	> 90 days past due	Total
	RMB	RMB	RMB	RMB

Loans to CeraVest borrowers	447,151	472,800	170,546	1,090,497
Less: Provision for credit losses of CeraVest borrowers	(2,313)	(11,341)	(13,774)	(27,428)
Loans to CeraVest borrowers, net	444,838	461,459	156,772	1,063,069

Credit quality of Loans to other borrowers	December 31,	December 31,
	2018	2017
	RMB	RMB
Loans to other borrowers	332,678	788,639
Less: Provision for credit losses of other borrowers	(45,206)	(707)
Loans to other borrowers, net	287,472	787,932

Provision for credit losses

The movement of provision for credit losses was as follows:

	December 31,	December 31,
	2018	2017
	RMB	RMB

Balance at beginning of year	(28,135)	(35,337)
Net (Addition)/Reversal	(25,267)	7,202
Balance at ending of year	(53,402)	(28,135)

For the years ended December 31, 2018, the Company has five overdue loans to other borrowers, three of which have resigned with extended terms and new interest rates as they became defaulted in 2018. The Company did not accrue interest receivables and recognize interest income over the period as the loans become defaulted and will not resume until the previously outstanding interest is fully received. Any future interest received afterwards will be recognized as income directly on a cash-basis. The following is a summary of maturity date and interest rates before and after the extension, including the long-term loans (See Note 7):

No.	Item	Outstanding Principal and Interest as of December,2018	Original Maturity Date	Original Interest Rate	New Maturity Date	New Interest Rate
1	Loans, net	231,754	August, 2018	18%	August, 2019	18%

1	Long-term loans, net	304,768	September, 2018	18%	September, 2020	19.20%
2	Long-term loans, net	55,533	September, 2018	18%	September, 2020	19.20%
	Subtotal	360,301

As for the other two overdue loans with an aggregated principal amount of RMB 101 million, the maturity date of which is November 2018 and December 2018, respectively. The Company is actively negotiating with the borrowers to repay their debts.

As of December 31, 2018 and 2017, the Company has nil and nil commitments, respectively, to lend additional fund to the borrowers who have received extension on their loans.